Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets [Abstract]
Schedule of Goodwill	The following table summarizes the changes in the carrying amount of Goodwill for the year ended December 31, 2022 (in thousands):
Segments	Saves	Indoor Intelligence								Impairment
Acquisition	Systat	GTX	Nanotron	Locality	Jibestream	CXApp	Game Your Game	IntraNav	Total	Less discontinued operations	Continuing operations
Balance as of January 1, 2021	$520	$2	$3,931	$672	$1,463	$—	$—	$—	$6,588
Goodwill additions through acquisitions	200	—	—	—	—	17,432	286	482	18,400
Goodwill impairment	—	(1)	(2,263)	(689)	(967)	(10,239)	(307)	(323)	(14,789)	11,896	(2,893)
Valuation measurement period adjustments	(25)	—	(255)	—	—	(2,127)	174	—	(2,233)
Exchange rate fluctuation at December 31, 2021	—	—	(294)	17	(16)	—	—	—	(293)
Balance as of December 31, 2021	695	1	1,119	—	480	5,066	153	159	7,673
Less discontinued operations	—	—	—	—	(480)	(5,066)	—	—	(5,546)
Balance as of December 31, 2021, continuing operations	$695	$1	$1,119	$—	$—	$—	$153	$159	$2,127
Segments	Saves	Indoor Intelligence								Impairment
Acquisition	Systat	GTX	Nanotron	Locality	Jibestream	CXApp	Game Your Game	IntraNav	Total	Less discontinued operations	Continuing operations
Balance as of January 1, 2022	$695	$1	$1,119	$—	$480	$5,066	$153	$159	$7,673
Goodwill impairment	(695)	(1)	(1,035)	—	(474)	(5,066)	(153)	(147)	(7,571)	5,540	(2,031)
Exchange rate fluctuation at December 31, 2022	—	—	(84)	—	(6)	—	—	(12)	(102)
Balance as of December 31, 2022	—	—	—	—	—	—	—	—	—
Less discontinued operations	—	—	—	—	—	—	—	—	—
Balance as of December 31, 2022, continuing operations	$—	$—	$—	$—	$—	$—	$—	$—	$—

Schedule of Intangible Assets	Intangibles assets at March 31, 2023 and December 31, 2022 consisted of the following (in thousands):
	March 31, 2023
	Gross Amount	Accumulated Amortization	Spin-Off	Net Carrying Amount	Remaining Weighted Average Useful Life
IP Agreement	$165	$(103)	$—	$62	1.50
Trade Name/Trademarks	1,792	(306)	(1,367)	119	3.75
Customer Relationships	6,211	(843)	(4,454)	914	2.61
Developed Technology	14,772	(1,690)	(11,466)	1,616	4.97
Non-compete Agreements	1,837	(534)	(1,204)	99	0.49
Totals	$24,777	$(3,476)	$(18,491)	$2,810
	December 31, 2022
	Gross Amount	Accumulated Amortization	Impairment	Spin-Off	Net Carrying Value
IP Agreement	$162	$(91)	$—	$—	$71
Trade Name/Trademarks	3,590	(1,414)	(593)	(1,458)	125
Webstores & Websites	404	(258)	(146)	—	—
Customer Relationships	9,121	(2,776)	(749)	(4,636)	960
Developed Technology	21,777	(5,385)	(2,921)	(11,781)	1,690
Non-compete Agreements	4,270	(2,488)	(220)	(1,414)	148
Totals	$39,324	$(12,412)	$(4,629)	$(19,289)	$2,994
Intangible assets at December 31, 2022 and 2021 consisted of the following (in thousands):
	December 31,							Remaining Weighted Average Useful Life
	2022				2021
	Gross Amount	Accumulated Amortization	Impairment	Net Carrying Amount	Gross Amount	Accumulated Amortization	Net Carrying Amount
IP Agreement	$162	$(91)	$—	$71	$172	$(54)	$118	1.75
Trade Name/Trademarks	3,590	(1,414)	(593)	1,583	$3,602	$(662)	$2,940	4.00
Webstores & Websites	404	(258)	(146)	—	404	(123)	281	0.00
Customer Relationships	9,121	(2,776)	(749)	5,596	9,294	(1,440)	7,854	2.86
Developed Technology	21,777	(5,385)	(2,921)	13,471	22,175	(3,010)	19,165	5.22
Non-compete Agreements	4,270	(2,488)	(220)	1,562	4,786	(1,666)	3,120	0.74
Totals	$39,324	$(12,412)	$(4,629)	$22,283	$40,433	$(6,955)	$33,478
Less discontinued operations	(26,911)	7,621	1	(19,289)	(27,789)	4,321	(23,468)
Intangible assets, continuing operations	$12,413	$(4,791)	$(4,628)	$2,994	$12,644	$(2,634)	$10,010

Schedule of Intangible Assets Future Amortization	Future amortization expense on intangibles assets is anticipated to be as follows (in thousands):
For the Years Ending December 31,	Total	Continuing Operations	Discontinued Operations
2023	$4,663	$837	$3,826
2024	3,841	679	3,162
2025	3,430	598	2,832
2026	2,841	408	2,433
2027	2,494	322	2,172
2028 and thereafter	5,014	150	4,864
Total	$22,283	$2,994	$19,289

Schedule of Intangible Assets Future Amortization	Future amortization expense on intangibles assets is anticipated to be as follows (in thousands):
Amount
December 31, 2023 (for 9 months)	$627
December 31, 2024	688
December 31, 2025	605
December 31, 2026	413
December 31, 2027	326
December 31, 2028 and thereafter	151
$2,810